License and Sponsored Research Agreements (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2024	Mar. 02, 2021
Licensed And Sponsored Research Agreements [Line Items]
Common stock shares subscribed but not issued						3,000,000
License Agreement Two Thousand and Nineteen [Member] | Temple University [Member]
Licensed And Sponsored Research Agreements [Line Items]
Stock shares issued during the period for the purchase of assets shares				97,879
Adminstrative fee payable per annum				$ 20,000
Research and development expenses	$ 200,000	$ 200,000	$ 3,652	$ 39,152
Milestone payment payable	$ 1,250,000		$ 1,250,000
Year during which the agreement terminates			2041
Minimum notice period to be given by the counterparty for termination of the agreement in case of breach	60 days		60 days
Maximum period within which application filed for volunatary bankruptcy shall not be dismissed	90 days		90 days
Minimum notice period to be given by the counterparty for termination of the agreement for non payment of undisputed amounts	30 days		30 days
Minimum notice period to be given to the couterparty for termination of the agreement	90 days		90 days
License Agreement Two Thousand and Nineteen [Member] | Temple University [Member] | General and Administrative Expense [Member]
Licensed And Sponsored Research Agreements [Line Items]
Royalty as a percentage of sales eligible to be reduced for payments made to third parties	50.00%		50.00%	50.00%
License Agreement Two Thousand and Nineteen [Member] | Temple University [Member] | Second Tranche of Series A Redeemable Convertible Preferred Stock [Member]
Licensed And Sponsored Research Agreements [Line Items]
Common stock shares subscribed but not issued				9,130
License Agreement Two Thousand and Nineteen [Member] | Temple University [Member] | Tranche One [Member]
Licensed And Sponsored Research Agreements [Line Items]
Reimbursement of patent fees and administration fees				$ 225,168
License Agreement Two Thousand and Nineteen [Member] | Temple University [Member] | Tranche Two [Member]
Licensed And Sponsored Research Agreements [Line Items]
Annual administrative expense			$ 20,000
Sponsored Researh Agreement [Member]
Licensed And Sponsored Research Agreements [Line Items]
Funding obligation preclinical activities	$ 600,000
Sponsored Researh Agreement [Member] | Temple University [Member]
Licensed And Sponsored Research Agreements [Line Items]
Funding obligation preclinical activities	$ 900,000		$ 900,000
Term of preclinical activities	3 years		3 years
Research and development expenses			$ 300,000	$ 300,000
Sponsored Researh Agreement [Member] | Temple University [Member] | Subsequent Event [Member]
Licensed And Sponsored Research Agreements [Line Items]
Funding obligation preclinical activities					$ 5,300,000